PROVISION FOR TAX, CIVIL AND LABOR RISKS - Contingent liabilities additional information (Detail 2) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		R$ 10,791,727		R$ 8,806,935
Provisions		1,366,592		1,337,273
Additional impact on the provision		615,659		595,502
Reversals of provisions	[1]	115,809		307,267
Royalty income	[2]			119,438
Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		10,375,764		8,480,614
Civil, commercial and other lawsuits [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		246,500		161,859
Labor [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		169,463		164,462
Related to Decree nº 8.393/2015 [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		2,456,695		2,218,971
Related to Collection of ICMS and ICMS-ST [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		1,640,391		1,374,933
Related to Collection of ICMS and ICMS-ST [member] | Tax Contingency [member] | Natura Cosmticos SA [Member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		22,472
Related to IRPJ and CSLL tax debts [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		1,598,213		1,509,890
Related to collection of ICMS-ST by Finance Department of the São Paulo Federal State [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		682,263		633,671
IPI tax debts for disagreeing with the tax classification [member] | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		2,199,853		719,920
Infraction notices relating to tax classification of some products | Tax Contingency [member]
Disclosure of contingent liabilities [line items]
Contingencies assessed as possible risk of loss		1,245,438
Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions	[3]	385,981	[1]	406,428
Additional impact on the provision	[3]	4,204	[1]
Reversals of provisions	[1],[3]	R$ 29,971		196,925
Avon Products Inc [Member]
Disclosure of contingent liabilities [line items]
Settlement amount | $					$ 29.3
Avon Products Inc [Member] | Civil, commercial and other lawsuits [member]
Disclosure of contingent liabilities [line items]
Number of pending individual cases		372
Number of new proceedings filed		234
Number of cases dismissed, settled or otherwise resolved		90
Labour
Disclosure of contingent liabilities [line items]
Provisions		R$ 187,307		186,118
Additional impact on the provision		122,846		91,694
Reversals of provisions	[1]	57,530		51,649
Labour | Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions		4,533
Civil
Disclosure of contingent liabilities [line items]
Provisions		626,582		557,675
Additional impact on the provision		446,554		425,398
Reversals of provisions	[1]	10,172		12,791
Civil | Avon Products Inc [Member]
Disclosure of contingent liabilities [line items]
Compensatory damages | $					36.0
Punitive damages | $					$ 10.3
Tax
Disclosure of contingent liabilities [line items]
Provisions		166,722	[4]	187,052
Additional impact on the provision		42,055	[4]	78,410
Reversals of provisions	[1]	18,136	[4]	R$ 45,902
Tax | Contingent liabilities (business combination)
Disclosure of contingent liabilities [line items]
Provisions		R$ 381,447

[1]	Reversals of contingent liabilities (business combination) with Avon refer mainly to the change in estimates for tax, civil and labor lawsuits.
[2]	Refers to revenue from royalties received by subsidiary Avon from its representative in Japan, after a legal dispute.
[3]	The business combination amounts as of December 31, 2023, arising from the business combination with Avon are segregated between tax (R$381,447) and labor (R$4,533) lawsuits.
[4]	In December 2023, the subsidiary Natura Cosmeticos recognized a provision for estimated costs in relation to litigation involving discussion about the collection of ICMS Tax Rate Differential (“DIFAL”) with several states in Brazil, in the amount of R$22,472. The recognition of the provision occurs as a result of an unfavorable decision to the taxpayer in judgment at the Federal Supreme Court (STF), leading to a change in the prognosis from loss to probable.